Significant Accounting Policies	12 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant Accounting Policies
Significant Accounting Policies

1.	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) and which were in effect at 30 June 2018.
The consolidated financial statements were authorised for issue by the Board on 11 October 2018.

2.	Basis of Preparation
The consolidated financial statements have been prepared on a historical cost convention, except where IFRS requires or permits fair value measurement.
The principal accounting policies adopted by the Group in the preparation of the consolidated financial statements are set out below.

3.	Functional and Presentation Currency
The consolidated financial statements are presented in British Pound Sterling (“Sterling”), which is the Company’s functional currency. All financial information presented in Sterling has been rounded to the nearest thousand, except when otherwise indicated.

4.	Cost of Sales
The Group divides cost of sales into two categories: direct cost of sales and allocated cost of sales. Direct cost of sales consists primarily of personnel costs, including salary, bonuses, share-based compensation, benefits and travel expenses for the Group’s employees directly involved in delivery of the Group’s services, as well as software licenses and other costs that relate directly to the delivery of services. Allocated cost of sales consists of the portion of depreciation and amortisation expense and property costs, including operating lease expense, related to delivery of the Group’s services.

5.	Use of Estimates and Judgments
The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, income and expenses. Actual result may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.
A key area involving estimates and judgment in the year ended 30 June 2018 relates to the accounting for business combinations and share-based compensation.
Business Combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in our consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
We perform valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocate the purchase price to the tangible and intangible assets acquired and liabilities assumed based on our best estimate of fair value. We determine the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortised over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in profit and loss. At the balance sheet date the Group held a financial liability measured at fair value through profit or loss, in respect of contingent consideration, of £11.3 million which was considered a major source of estimation uncertainty. The valuation methodology, key assumptions and narrative sensitivity analysis are disclosed in notes 15 and 21.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
Other than contingent consideration, there are no assumptions made about the future and other sources of estimation uncertainty at the balance sheet date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities acquired within the next financial year.

Share-Based Compensation
We grant share incentive awards to certain of our employees and directors. These compensation arrangements are settled in equity, or in certain cases at our discretion, in cash, at a predetermined price and generally vest over a period of up to five years and, in certain cases, vest in full on a liquidity event involving our company. All vested share incentive awards have a term of five years before expiration. We measure share-based awards at the grant date based on the fair value of the award and we recognize it as a compensation expense over the vesting period. We determine the fair value of our share options using the Black-Scholes option-pricing model.
The Black-Scholes option pricing model requires the input of subjective assumptions, including assumptions about the expected life of share-based awards, share price volatility, risk-free interest rate, expected dividend yield and the fair value of our ordinary shares. Prior to the completion of our initial public offering, we relied, in part, on valuation reports prepared by unrelated third-party valuation firms to assist us in valuing our share-based awards.
In conducting these valuations, the third-party firm considered objective and subjective factors that it believed to be relevant for each valuation conducted, including its best estimate of our business condition, prospects, and operating performance at each valuation date. Within the valuations performed, a range of factors, assumptions, and methodologies were used. The significant factors considered included:
• the prices at which our ordinary shares were transferred in contemporaneous arm’s length transactions;
• the lack of an active public market for our ordinary shares;
• the material risks related to our business and industry;
• our business strategy;
• the market performance of publicly traded companies in the technology services sectors; and
• the likelihood of achieving a liquidity event for the holders of our ordinary shares, such as an initial public offering, given prevailing market conditions.
Following the completion of our initial public offering, the fair value of our ordinary shares will be determined based on the closing price of our ADSs on the New York Stock Exchange.

6.	Going concern
The Board has reviewed the Group’s business plan and forecasts for a period at least 12 months from the signing of these financial statements. This review took into consideration facilities available to the Group and access to capital markets now that the Group is publicly listed. As a result of such review, the Board believes that the Group has adequate resources to continue operations for the foreseeable future, being at least 12 months from the signing of these financial statements, and accordingly continue to adopt the going concern basis in preparing the consolidated financial statements.

7.	Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group made up to 30 June each year.
(i)    Business combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in the consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
The Group performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on management’s best estimate of fair value. The Group determines the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortised over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in statement of comprehensive income.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
(ii)    Subsidiaries
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
(iii)    Transactions eliminated on consolidation
All transactions and balances between Group Entities are eliminated on consolidation, including unrealised gains and losses on transactions between Group Entities. Where unrealised losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective.

8.	Foreign Currency
(i)    Foreign currency balances and transactions
Foreign currency transactions are translated into the functional currency of the applicable Group Entity, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the re-measurement of monetary items denominated in foreign currency at period-end exchange rates are recognised in statement of comprehensive income. Non-monetary items are not retranslated at period-end and are measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value which are translated using the exchange rates at the date when fair value was determined.
(ii)    Foreign operations
In the consolidated financial statements, all assets, liabilities and transactions of Group Entities with a functional currency other than Sterling are translated into Sterling upon consolidation. The functional currency of the entities in the Group has remained unchanged during the reporting period.
On consolidation, assets and liabilities have been translated into Sterling at the closing rate at the reporting date. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Sterling at the closing rate. Income and expenses have been translated into Sterling at the average rate over the reporting period. Exchange differences are charged/credited to other comprehensive income and recognised in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognised in equity are reclassified to statement of comprehensive income and are recognised as part of the gain or loss on disposal.

9.	Financial instruments
(i)    Recognition, initial measurement and de-recognition
Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the financial instrument and are measured initially at fair value adjusted by transaction costs, except for those carried at fair value through profit or loss, which are measured initially at fair value. Subsequent measurement of financial assets and financial liabilities are described below.
Loans and receivables
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial recognition, loans and receivables are measured at amortised cost using the effective interest method, less provision for impairment. Discounting is omitted where the effect is immaterial. The Group’s cash and cash equivalents, trade and substantially all other receivables fall into this category of financial instruments.
Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default. Receivables that are not considered to be individually impaired are reviewed for impairment in groups, which are determined by reference to the industry and region of a counterparty and other shared credit risk characteristics. The impairment loss estimate is then based on recent historical counterparty default rates for each identified group.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss (“FVTPL”) include financial assets that are either classified as held for trading or that meet certain conditions and are designated at FVTPL upon initial recognition. All derivative financial instruments fall into this category. Assets in this category are measured at fair value with gains or losses recognised in the statement of comprehensive income. The fair values of financial assets in this category are determined by reference to active market transactions or using a valuation technique where no active market exists.
Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred. A financial liability is derecognised when it is extinguished, discharged, cancelled or expires.
(ii)    Classification and subsequent measurement of financial assets
All financial assets except for those at FVTPL are subject to review for impairment at least at 30 June of each year to identify whether there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described below.
(iii)    Classification and subsequent measurement of financial liabilities
The Group’s financial liabilities include borrowings, trade and other payables and derivative financial instruments.
Financial liabilities are measured subsequently at amortised cost using the effective interest method, except for financial liabilities held for trading or designated at FVTPL, which are carried subsequently at fair value with gains or losses recognised in the statement of comprehensive income. All derivative financial instruments that are not designated and effective as hedging instruments are accounted for at FVTPL.
All income and expenses relating to financial assets that are recognised in the statement of comprehensive income are presented within finance costs, finance income or other financial items, except for impairment of trade receivables, which is presented within selling, general and administrative expenses.

10.	Property, plant and equipment
(i)    Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of an item of property, plant and equipment comprises:
(a) its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates;
(b) any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and
(c) the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, the obligation for which an entity incurs either when the item is acquired or as a consequence of having used the item during a particular period for purposes other than to produce inventories during that period.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items.
Any gain or loss on disposal of an item of property, plant and equipment (calculated as the difference between net proceeds from disposal and the carrying amount of the item) is recognised in the statement of comprehensive income.
(ii)    Subsequent costs
Subsequent expenditure is capitalised only when it is probable that future economic benefits associated with the expenditure will flow to the Group. Ongoing repairs and maintenance are expensed as incurred.
(iii)    Depreciation
Items of property, plant and equipment are depreciated on a straight-line basis in profit or loss over the estimated useful lives of each component. Leased assets are depreciated over the shorter of the leased term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the leased term. Land is not depreciated.
Items of property, plant and equipment are depreciated from the date they are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 years
Fixtures and fittings	5 years
Motor vehicles	5 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

11.	Intangible assets and goodwill
(i)    Goodwill
Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net assets acquired in our business combinations. Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets generated by new acquisitions are separately assessed for impairment in the year in which the acquisition occurred and are assessed on a consolidated basis with all other acquired intangible assets beginning in the year following the acquisition.
Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Group’s use of the acquired assets or the strategy for the Group’s overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.
If the fair value of the reporting unit is less than book value, the carrying amount of the goodwill is compared to its recoverable amount. The estimate of recoverable amount may require valuations of certain internally generated and unrecognised intangible assets. If the carrying amount of goodwill exceeds the recoverable amount of that goodwill, an impairment loss is recognised in an amount equal to the excess. The Group tests for goodwill impairment on 30 June of each year.
(ii)    Other intangible assets
Other intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and accumulated impairment losses.
Other intangible assets that are acquired by the Group in a business combination and have finite useful lives are measured at fair value at acquisition date less accumulated amortisation and accumulated impairment losses.
(iii)    Subsequent expenditure
Subsequent expenditure is only capitalised when it increases the future economic benefits embodied in the specific asset to which is relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in the statement of comprehensive income as incurred.
(iv)    Amortisation
Except for goodwill, intangible assets are amortised on a straight-line basis in the statement of comprehensive income over their estimated useful lives, from the date they are available for use.

Client relationship	5 - 10 years
Non-compete agreement	3 years
Computer software	3 - 10 years
Licences	Shorter of licence period and up to 3 years

12.	Lease agreements
(i)    Finance lease agreements
Where the Group enters into a lease that entails taking substantially all the risks and rewards of ownership of an asset, the lease is treated as a finance lease. The asset is recorded in the balance sheet as property, plant and equipment and is depreciated in accordance with the above depreciation policies. Future instalments under such leases, net of finance charges, are included within borrowings. Rentals payable are apportioned between the finance element, which is charged to the statement of comprehensive income on a straight line basis, and the capital element which reduces the outstanding obligation for future instalments.
(ii)    Operating lease agreements
Rental payments applicable to operating leases where substantially all of the benefits and risks of ownership remain with the lessor are charged to the statement of comprehensive income on a straight line basis over the period of the lease.
Lease incentives (such as rent-free periods or contributions by the lessor to the lessee's relocation costs) are considered an integral part of the consideration for the use of the leased asset. Incentives are treated as a reduction of lease income or lease expense. As they are an integral part of the net consideration agreed for the use of the leased asset, incentives are recognised by both the lessor and the lessee over the lease term, with each party using a single amortisation method applied to the net consideration.
(iii)    Lease payments
Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
(iv)    Determining whether an arrangement contains a lease
At the inception of an arrangement, the Group determines whether such an arrangement is or contains a lease. This will be the case if the following two criteria are met:

•	The fulfilment of the arrangement is dependent on the use of a specific asset or assets; and

•	The arrangement contains the right to use the asset(s).

13.	Impairment
(i)    Non-financial assets
The carrying amounts of the Group’s non-financial assets, other than deferred tax assets, are reviewed at each reporting period to determine whether there is any indication of impairment. Goodwill and indefinite-lived intangible assets are tested at least annually for impairment.
For impairment assessment purposes, non-financial assets are grouped at the lowest levels for which there are largely independent cash inflows (cash generating units). As a result, some assets are tested individually for impairment and some are tested at cash-generating unit level. Goodwill is allocated to those cash-generating units that are expected to benefit from synergies of the related business combination and represent the lowest level within the Group at which management monitors goodwill.
Cash-generating units to which goodwill has been allocated (determined by the Group’s management as equivalent to its operating segments) are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell and value-in use.
To determine the value-in-use, management estimates expected future cash flows from each cash generating unit and determines a suitable discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Group’s latest approved budget, adjusted as necessary to exclude the effects of future reorganisations and asset enhancements. Discount factors are determined individually for each cash-generating unit and reflect management’s assessment of respective risk profiles, such as market and asset-specific risks factors. Impairment losses for cash-generating units reduce first the carrying amount of any goodwill allocated to that cash-generating unit. Any remaining impairment loss is charged pro rata to the other assets in the cash-generating unit. With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognised may no longer exist. An impairment charge is reversed if the cash-generating unit’s recoverable amount exceeds its carrying amount.
(ii)    Non-derivative financial assets
A financial asset not classified as at fair value to profit and loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event(s) had an impact on the estimated future cash flows of the asset that can be estimated reliably.
Objective evidence that financial assets are impaired includes default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not consider otherwise, indications that a debtor or issuer will enter bankruptcy, adverse changes in the payment status of borrowers or issuers, economic conditions that correlate with defaults or the disappearance of an active market for a security. In addition, for an investment in an equity security, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.

14.	Employee benefits
(i)    Termination benefits
Termination benefits are recognised as an expense when the Group is demonstrably committed, without realistic probability of withdrawal, to a formal detailed plan to either terminate employment before retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits of voluntary redundancies are recognised as an expense if the Group has made an offer to voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If the benefits are payable more than 12 months after the reporting date, then they are discounted to their present value.
(ii)    Short-term employee benefits
Short-term employee benefit obligations are measured at an undiscounted basis and are expenses as the related service is provided. A liability is recognised for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
The Group operates a defined contribution pension scheme for employees. The assets of the scheme are held separately from those of the Group. The annual contributions payable are charged to the statement of comprehensive income.
(iii)    Employee benefit trust
All assets and liabilities of the Endava Limited Guernsey Employee Benefit Trust (“the EBT”) have been consolidated in the consolidated financial statements as the Group has de facto control over the EBT’s net assets. Any assets held by the EBT cease to be recognised on the Group balance sheet when the assets vest unconditionally in identified beneficiaries.
The costs of purchasing own shares held by the EBT are shown as a deduction against equity of the Group. The proceeds from the sale of own shares held by the EBT increases shareholders’ funds. Neither the purchase nor sale of own shares leads to a gain or loss being recognised in the Group’s statement of comprehensive income.
(iv)    Employee share schemes and share based payments
The Group issues equity settled share options to its employees. The payments are measured at fair value at date of grant. The fair value of the share options issued is expensed to the statement of comprehensive income account on a straight line basis over the vesting period, based on the Group's estimate of the number of options that will eventually vest, updated at each balance sheet date.

15.	Provisions
Provisions for legal disputes, onerous contracts or other claims are recognised when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Group and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain.
Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. Provisions are discounted to their present values, where the time value of money is material. The unwinding of the discount is recognised as a finance cost.
Any reimbursement that the Group can be virtually certain to collect from a third party with respect to the obligation is recognised as a separate asset. However, this asset may not exceed the amount of the related provision.

16.	Revenue
The Group generates revenue primarily from the provision of its services and recognise revenue in accordance with IAS 18 – “Revenue.” Revenue is measured at fair value of the consideration received, excluding discounts, rebates, taxes and duties. The Group’s services are generally performed under time-and-material based contracts (where materials consist of travel and out-of-pocket expenses), fixed-price contracts and managed service contracts.
Under time-and-materials based contracts, the Group charges for services based on daily or hourly rates and bills and collects monthly in arrears. Revenue from time-and-materials contracts is recognised as services are performed, with the corresponding cost of providing those services reflected as cost of sales when incurred.
Under fixed-price contracts, the Group bills and collects monthly throughout the period of performance. Revenue is recognised based on the percentage of completion method, with the percentage of completion typically assessed using cost measures. Under this method, revenue is recognised in the accounting periods in which the associated services are rendered. In instances where final acceptance of a deliverable is specified by the client and there is risk or uncertainty of acceptance, revenue is deferred until all acceptance criteria have been met. The cumulative impact of any revision in estimates is reflected in the financial reporting period in which the change in estimate becomes known.
Under managed service contracts, the Group typically bills and collects upon executing the applicable contract and typically recognises revenue over the service period on a straight-line basis. Certain of the Group’s managed service contracts contain service-level commitments regarding availability, responsiveness, security, incident response and/or fulfillment of service and change requests. To the extent the Group has material uncertainty regarding its ability to comply with a service-level commitment, recognition of revenue related to the applicable contract would be deferred until the uncertainty is resolved and revenue recognised would be restricted to the extent of any provision made for potential damages or service-level credits. Further, to the extent the Group believes that it is probable that an outflow of resources may be required to address non-compliance with a service-level commitment, a provision would be made to cover the expected cost.
With respect to all types of contracts, revenue is only recognised when (i) the amount of revenue can be recognised reliably, (ii) it is probable that there will be a flow of economic benefits and (iii) any costs incurred are expected to be recoverable. Anticipated profit margins on contracts is reviewed monthly by the Group and, should it be deemed probable that a contract will be unprofitable, any foreseeable loss would be immediately recognised in full and provision would be made to cover the lower of the cost of fulfilling the contact and the cost of exiting the contract.

17.	Government grants
Government grants are assistance by government in the form of transfers of resources to the Group in return for past or future compliance with certain conditions relating to the operating activities of the Group. They exclude those forms of government assistance that cannot reasonably have a value placed upon them and transactions with government that cannot be distinguished from the normal trading transactions of the entity. Government grants are accounted for using the income approach under which they are recognised in the statement of comprehensive income on a systematic basis over the periods in which the Group recognises as expenses the related costs for which the grants are intended to compensate.
Following IAS 20 presentation options, the Group presents the grant related to income as a deduction from the related expense.

18.	Finance income and finance costs
Finance costs consist primarily of interest expense on borrowings and unwinding of the discount on acquisition holdbacks and contingent consideration. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognised in the statement of comprehensive income using the effective interest method. Finance income consists of interest income on funds invested. Interest income is recognised as it accrues in the statement of comprehensive income, using the effective interest method.
Finance income and finance costs also reflect the net effect of realised and unrealised foreign currency exchange gains and losses. Prior to 30 June 2016, the Group entered into forward contracts to fix the exchange rate for intercompany transactions between the Sterling and Romanian RON, with changes in the fair value of these forward contracts being recognised in the statement of comprehensive income.

19.	Income taxes
Tax expense recognised in the statement of comprehensive income comprises the sum of deferred tax and current tax not recognised in other comprehensive income or directly in equity.
Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
Amounts receivable in respect of research and development tax credits are recognised in the financial statements in the year in which the related expenditure was incurred, provided there is sufficient evidence that these amounts are recoverable. These credits are recognised within cost of sales in the group statement of comprehensive income.
Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. However, deferred tax is not provided on the initial recognition of goodwill, or on the initial recognition of an asset or liability unless the related transaction is a business combination or affects tax or accounting profit. Deferred tax on temporary differences associated with investments in subsidiaries is not provided if reversal of these temporary differences can be controlled by the Group and it is probable that reversal will not occur in the foreseeable future.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realisation, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognised to the extent that it is probable that they will be able to be utilised against future taxable income, based on the Group’s forecast of future operating results which is adjusted for significant non-taxable income and expenses and specific limits to the use of any unused tax loss or credit. Deferred tax liabilities are always provided for in full.
Deferred tax assets and liabilities are offset only when the Group has a right and intention to set off current tax assets and liabilities from the same taxation authority.
Changes in deferred tax assets or liabilities are recognised as a component of tax income or expense in the statement of comprehensive income, except where they relate to items that are recognised in other comprehensive income or directly in equity, in which case the related deferred tax is also recognised in other comprehensive income or equity, respectively.

20.	Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, together with other short-term, highly liquid investments that are readily convertible into known amounts of cash and that are subject to an insignificant risk of changes in value.

21.	Equity, reserves and dividend payments
Share capital represents the nominal value of shares that have been issued.
Share premium includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.
Other components of equity include the following:

•	Translation reserve comprises foreign currency translation differences arising from the translation of financial statements of the group’s foreign entities into Sterling;

•	Capital redemption reserve is created to maintain the statutory capital maintenance requirements of the Companies Act 2006;

•	Merger relief reserve balance represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in a business combination; and

•	Retained earnings include all current and prior period retained profits.
All transactions with equity shareholders of the Company are recorded separately within equity. Dividend distributions payable to equity shareholders of the Company are included in other liabilities when the dividends have been approved in a general meeting prior to the reporting date.
Investment in own shares represents shares held by the EBT.
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by dividing the profit or loss attributable to equity holders of the Company, adjusted by fair value movement of financial liabilities and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which include awards under share award schemes and share options granted to employees.

22.	Share split
On 6 July 2018, the Company completed a five for one share split of each class of ordinary shares. This share split has been retrospectively reflected in the financial statements impacting earnings per share calculations and disclosures regarding the number of ordinary shares. This is reflected in Notes 13, 25, 27 and 33 of these financial statements.